Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.4%
International Equity Funds - 23.0%
iShares Core MSCI EAFE ETF	78,938	$ 5,652,750
iShares Core MSCI Emerging Markets ETF	27,265	1,624,449
iShares Global REIT ETF	54,449	1,559,419

		8,836,618

U.S. Equity Fund - 25.7%
iShares Core S&P 500 ETF	21,816	9,863,983

U.S. Fixed Income Funds - 4.7%
iShares 0-5 Year TIPS Bond ETF (A)	8,671	911,149
iShares Core U.S. Aggregate Bond ETF	7,994	893,729

		1,804,878

Total Exchange-Traded Funds (Cost $21,137,272)		20,505,479

INVESTMENT COMPANIES - 45.7%
International Equity Funds - 13.2%
Transamerica Emerging Markets Opportunities (B)	117,991	1,205,873
Transamerica International Focus (B)	204,895	1,891,184
Transamerica International Stock (B)	182,716	1,964,199

		5,061,256

International Fixed Income Fund - 1.0%
Transamerica Emerging Markets Debt (B)	39,241	397,121

U.S. Equity Funds - 26.9%
Transamerica Large Cap Value (B)	240,664	3,338,009
Transamerica Large Growth (B)	218,986	2,864,342
Transamerica Mid Cap Growth (B)	120,710	1,051,387
Transamerica Mid Cap Value Opportunities (B)	102,391	1,214,352
Transamerica Small Cap Growth (B)	117,181	880,032
Transamerica Small Cap Value (B)	135,147	960,896

		10,309,018

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.6%
Transamerica Bond (B)	147,570	$ 1,366,499
Transamerica High Yield Bond (B)	43,772	393,512

		1,760,011

Total Investment Companies (Cost $20,732,645)		17,527,406

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (C)	929,965	929,965

Total Other Investment Company (Cost $929,965)		929,965

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (C), dated 01/31/2022, to be repurchased at $345,559 on 02/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 01/15/2028, and with a value of $352,533.	$ 345,559	345,559

Total Repurchase Agreement (Cost $345,559)		345,559

Total Investments (Cost $43,145,441)		39,308,409
Net Other Assets (Liabilities) - (2.4)%		(917,514)

Net Assets - 100.0%		$ 38,390,895

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,505,479	$—	$—	$20,505,479
Investment Companies	17,527,406	—	—	17,527,406
Other Investment Company	929,965	—	—	929,965
Repurchase Agreement	—	345,559	—	345,559

Total Investments	$38,962,850	$345,559	$—	$39,308,409

Transamerica Funds	Page 1

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $911,149, collateralized by cash collateral of $929,965. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2022	Shares as of January 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$1,434,900	$(29,728)	$(543)	$(38,130)	$1,366,499	147,570	$4,881	$7,233
Transamerica Emerging Markets Debt	—	414,811	(3,716)	(106)	(13,868)	397,121	39,241	7,096	—
Transamerica Emerging Markets Opportunities	—	1,350,014	(26,062)	(2,637)	(115,442)	1,205,873	117,991	85,638	30,906
Transamerica High Yield Bond	—	405,586	(3,716)	(5)	(8,353)	393,512	43,772	2,724	—
Transamerica International Focus	—	2,106,695	(49,238)	(1,066)	(165,207)	1,891,184	204,895	59,219	58,903
Transamerica International Stock	—	2,160,523	(49,237)	(1,866)	(145,221)	1,964,199	182,716	62,518	104,432
Transamerica Large Cap Value	—	3,483,125	(82,681)	751	(63,186)	3,338,009	240,664	65,053	—
Transamerica Large Growth	—	4,198,971	(82,569)	(34,913)	(1,217,147)	2,864,342	218,986	56,367	608,433
Transamerica Mid Cap Growth	—	1,576,134	(11,163)	(6,353)	(507,231)	1,051,387	120,710	127,737	240,253
Transamerica Mid Cap Value Opportunities	—	1,471,795	(11,148)	(2,652)	(243,643)	1,214,352	102,391	105,534	163,118
Transamerica Small Cap Growth	—	1,109,935	(9,290)	(1,750)	(218,863)	880,032	117,181	18,548	84,601
Transamerica Small Cap Value	—	1,446,226	(9,290)	(7,092)	(468,948)	960,896	135,147	300,997	138,443

Total	$—	$21,158,715	$(367,838)	$(58,232)	$(3,205,239)	$17,527,406	1,671,264	$896,312	$1,436,322

(C)	Rates disclosed reflect the yields at January 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2045

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2045 (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3